INCOME TAXES - Components of Other Comprehensive Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Amount before income tax
Deferred tax expense on remeasurement of defined benefit liability		$ 762,000		$ 3,016,000		$ 302,000
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges		(3,416,000)		970,000		2,358,000
Deferred tax expense on gain arising from hedge of a net investment in foreign operations		10,280,000
Deferred tax expense, before tax		7,626,000		3,986,000		2,660,000
Deferred income taxes
Deferred tax expense on remeasurement of defined benefit liability		(173,000)		(730,000)		(213,000)
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges		359,000		463,000		(750,000)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations		(45,000)		0		0	[1]
Deferred tax expense, tax		141,000		(267,000)		(963,000)
Amount net of income taxes
Deferred tax expense on remeasurement of defined benefit liability	[2]	589,000	[3]	2,286,000	[4]	89,000	[5]
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	[6]	(3,057,000)	[7]	1,433,000	[8]	1,608,000	[9]
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	[1]	10,235,000	[10]	(9,421,000)		0
Deferred tax expense, net of tax		$ 7,767,000		$ 3,719,000		1,697,000
Deferred tax expense due to TCJA reduction in US statutory rate						$ (598,000)

[1]	Presented net of deferred income tax expense of $45 in 2019, nil in 2018 and 2017.
[2]	Presented net of deferred income tax expense of $173 in 2019, $730 in 2018, and $213 in 2017.
[3]	Presented net of deferred income tax expense of $173.
[4]	Presented net of deferred income tax expense of $730.
[5]	Presented net of deferred income tax expense of $213.
[6]	Presented net of deferred income tax (benefit) expense of ($359) in 2019, ($463) in 2018 and $750 in 2017.
[7]	Presented net of deferred income tax benefit of $359.
[8]	Presented net of deferred income tax benefit of $463.
[9]	Presented net of deferred income tax expense of $750.
[10]	Presented net of deferred income tax expense of $45.